Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 8,573,410	$ 7,516,797	$ 8,068,017
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	5,599,129	5,349,827	5,039,892
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 2,974,281	$ 2,166,970	$ 3,028,125